Fair Value Measurements	12 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 4 —	Fair Value Measurements

The Company accounts for certain assets and liabilities at fair value. Fair value is the price that would be received from selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1:  Quoted prices in active markets for identical assets or liabilities;

Level 2:  Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets), or other inputs that are observable (model-derived valuations in which significant inputs are observable) or can be derived principally from, or corroborated by, observable market data; and

Level 3:  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2011 and 2010:

	As of September 30, 2011
	Level 1	Level 2	Total

Available-for-sale securities:
Money market funds	$510,711	$—	$510,711
U.S. government treasuries	110,339	—	110,339
Corporate bonds	—	80,355	80,355
Government guaranteed debt	—	71,160	71,160
U.S. agency securities	—	57,540	57,540
Supranational and sovereign debt	—	10,270	10,270
Mortgages (including agencies and corporate)	—	6,395	6,395
Asset backed obligations	—	4,509	4,509
Commercial paper and certificates of deposit	10,105	6,105	16,210

Total available-for-sale securities	631,155	236,334	867,489

Derivative financial instruments, net	—	(10,270)	(10,270)

Total	$631,155	$226,064	$857,219

	As of September 30, 2010
	Level 1	Level 2	Total

Available-for-sale securities:
Money market funds	$867,335	$—	$867,335
U.S. government treasuries	111,912	—	111,912
Corporate bonds	—	58,742	58,742
Government guaranteed debt	—	102,112	102,112
U.S. agency securities	—	65,724	65,724
Supranational and sovereign debt	—	23,771	23,771
Mortgages (including agencies and corporate)	—	18,948	18,948
Asset backed obligations	—	7,147	7,147
Commercial paper and certificates of deposit	10,048	9,254	19,302

Total available-for-sale securities	989,295	285,698	1,274,993

Derivative financial instruments, net	—	4,333	4,333

Total	$989,295	$290,031	$1,279,326

Available for sale securities classified as Level 2 assets are priced using observable data that may include quoted market prices for similar instruments, market dealer quotes, market spreads, non-binding market prices that are corroborated by observable market data and other observable market information and discounted cash flow techniques. The Company’s derivative instruments are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal 2011.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued personal costs, short-term financing arrangements and other current liabilities approximates their fair value because of the relatively short maturity of these items.